PHOENIX SERIES FUND
 Supplement dated September 15, 2006 to the Prospectus dated February 15, 2006, as supplemented March 29, 2006, April 12, 2006 and June 28, 2006

                              PHOENIX EQUITY TRUST
  Supplement dated September 15, 2006 to the Prospectus dated October 31, 2005, as supplemented January 11, 2006, February 17, 2006,
                       March 16, 2006 and April 12, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Engemann Asset Management ("Engemann") no longer serves as subadviser for the PHOENIX BALANCED FUND and PHOENIX WORLDWIDE STRATEGIES FUND. Phoenix Investment Counsel, Inc. ("Phoenix") continues to serve as adviser to the funds. Phoenix and Engemann are affiliated investment advisers. The portfolio manager, Steven L. Colton, is now associated with Phoenix and will continue in his current role managing the equity portion of the Balanced Fund and the domestic portion of the Worldwide Strategies Fund. The funds' investment objectives and investment strategies are not affected by this change. The investment management fee paid by each of the funds remains unchanged.

The adviser manages the funds' investment program, the general operations of the funds and the day-to-day management of the funds' portfolio.

All references in each fund's prospectus to Engemann are hereby removed.

The biographical information for Mr. Colton under the heading "Portfolio Management" in each fund's prospectus is hereby supplemented by adding that he is Senior Vice President and Senior Portfolio Manager of Phoenix (since June
2006).

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 4587/PIC Change-BF&WWSF (09/06)

                               PHOENIX SERIES FUND
 Supplement dated September 15, 2006 to the Statement of Additional Information dated February 15, 2006, as supplemented April 12, 2006 and May 22, 2006

                              PHOENIX EQUITY TRUST
 Supplement dated September 15, 2006 to the Statement of Additional Information dated October 31, 2005, as supplemented January 11, 2006 and March 16, 2006


IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Engemann Asset Management ("Engemann") no longer serves as subadviser for the PHOENIX BALANCED FUND and PHOENIX WORLDWIDE STRATEGIES FUND. Phoenix Investment Counsel, Inc. ("PIC") continues to serve as adviser to the funds. PIC and Engemann are affiliated investment advisers. The investment management fee for each fund remains unchanged.

All references in each fund's Statement of Additional Information to Engemann are hereby removed.



                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4588/PIC Change-BF&WWSF (09/06)